Shareholders' Equity (Details Narrative) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended
	Jan. 06, 2020	Mar. 31, 2020	Mar. 31, 2020
2014 ESOP Plan [Member]
Disclosure of classes of share capital [line items]
Increase in ordinary shares available for issuance		1,976,441
Equity Distribution Agreement [Member]
Disclosure of classes of share capital [line items]
Ordinary shares issued		483,930	483,930
Proceeds from offering, net of placement agent fees and offering costs			$ 497
Registered Direct Offering [Member]
Disclosure of classes of share capital [line items]
Short-term warrants	2,952,381
Forfeited Warrants	$ 1,800